capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure of initial application of standards or interpretations
EBITDA	$ (1,593)		$ (3,162)	$ (2,912)	$ (6,540)	$ (6,290)	$ (5,638)
Gain on disposition of financial solutions business					(410)
Deduct non-cash gains from the sales of property, plant and equipment							(2)
Restructuring and other costs, net of disbursements					7		(5)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing					(3)		(86)
Effects of lease principal					(503)		(447)
Leases accounted for as finance leases prior to adoption of IFRS 16							32
Share-based compensation expense, net	42	$ 52	68	87	120		50
Net employee defined benefit plans expense	25	30	52	56	109		106
Employer contributions to employee defined benefit plans	(8)	(12)	(25)	(28)	(50)		(52)
Interest paid	(195)	(173)	(375)	(372)	(747)		(736)
Interest received		1	1	3	15		10
Capital expenditures (excluding spectrum licences)					(3,787)		(2,952)
Free cash flow before income taxes					1,291		1,556
Income taxes paid, net of refunds	(130)	(133)	(238)	(353)	486		646
Effect of disposition of financial solutions business on income taxes paid					61
Free cash flow					866		910
Effects of lease principal and leases accounted for as finance leases prior to adoption of IFRS 16					503		415
Gain on disposition of financial solutions business, net of effect on income taxes paid					(349)
Individually immaterial items included in net income neither providing nor using cash					(217)		(159)
Cash provided by operating activities	$ 1,250	$ 1,244	$ 2,385	$ 2,183	$ 4,590		$ 4,118